Financial liabilities - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 820	€ 925	€ 630	€ 629
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	291,553	280,339
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,401,777	1,386,799
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	1,115,908	1,111,887
Carrying amount | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	285,869	274,912
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,390,494	1,372,109
Fair value | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,114,308	1,108,918
Fair value | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 276,186	€ 263,191